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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/07
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Haverford Financial Services, Inc.
                 ----------------------------------
   Address:      Three Radnor Corporate Center
                 ----------------------------------
                 Suite 450
                 ----------------------------------
                 Radnor, PA  19087-4546
                 ----------------------------------

Form 13F File Number: 28-11678
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610-995-8726
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Eric Drossner              Radnor, PA         8/8/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                          NONE
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              33
                                        --------------------

Form 13F Information Table Value Total:       2,303,383
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

HAVERFORD FINANCIAL SERVICES
DISCRETIONARY OWNERSHIP FOR 13F
AS OF 6/30/2007
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
(ITEM 1)              (ITEM 2) (ITEM 3)   (ITEM 4)   (ITEM 5)         (ITEM 6)       (ITEM 7)        (ITEM 8)
                                                                INVESTMENT DISCRETION        VOTING AUTHORITY (SHARES)

NAME                   TITLE              FAIR       SHARES OR                SHARED
OF                     OF      CUSIP      MARKET     PRINCIPAL  SOLE  SHARED  OTHER            SOLE  SHARED   NONE
ISSUER                 CLASS   NUMBER     VALUE      AMOUNT     (A)   (B)     (C)     MGR      (A)   (B)      (C)
---------------------  ------  ---------  ---------  ---------  ----  ------  ------- ---    ------  ------  -------
3M CO COM              COMMON  88579Y101  2,347,843   27,052     X                            18,016    0     9,036
A T & T INC (NEW)      COMMON  00206R102    310,047    7,471     X                             7,471    0         0
ABBOTT LABS            COMMON  002824100  3,621,694   67,632     X                            44,134    0    23,498
AFLAC INC COM          COMMON  001055102  4,811,605   93,611     X                            59,606    0    34,005
AMERICAN EXPRESS CO    COMMON  025816109  4,198,783   68,630     X                            43,214    0    25,416
AMERICAN INTL GROUP I  COMMON  026874107  4,865,752   69,481     X                            44,352    0    25,129
AUTOMATIC DATA PROCES  COMMON  053015103  3,126,557   64,505     X                            42,238    0    22,267
BECTON DICKINSON & CO  COMMON  075887109  3,303,256   44,339     X                            28,413    0    15,926
CITIGROUP INC COM      COMMON  172967101  4,546,653   88,646     X                            58,550    0    30,096
COCA COLA CO           COMMON  191216100  2,421,084   46,283     X                            30,643    0    15,640
COLGATE PALMOLIVE CO   COMMON  194162103  3,121,620   48,136     X                            31,574    0    16,562
CVS CORP COM           COMMON  126650100  2,257,713   61,940     X                            39,681    0    22,259
DAIMLERCHRYSLER AG OR  COMMON  D1668R123    257,276    2,798     X                             2,798    0         0
EXXON MOBIL CORP COM   COMMON  30231G102  3,922,211   46,760     X                            36,843    0     9,917
GENERAL ELEC CO        COMMON  369604103  6,103,098  159,433     X                           107,170    0    52,263
HOME DEPOT INC COM     COMMON  437076102  4,093,384  104,025     X                            68,549    0    35,476
INTEL CORP COM         COMMON  458140100  4,819,849  203,027     X                           130,727    0    72,300
JOHNSON CTLS INC COM   COMMON  478366107  3,425,750   29,591     X                            19,126    0    10,465
JOHNSON & JOHNSON      COMMON  478160104  4,825,339   78,308     X                            48,502    0    29,806
LEGG MASON INC COM     COMMON  524901105  2,053,978   20,878     X                            12,977    0     7,901
LOWES COS INC COM      COMMON  548661107  3,744,763  122,019     X                            77,673    0    44,346
MCGRAW-HILL COMPANIES  COMMON  580645109  2,551,230   37,474     X                            24,920    0    12,554
MEDTRONIC INC COM      COMMON  585055106  3,760,628   72,515     X                            46,039    0    26,476
MICROSOFT              COMMON  594918104  5,925,518  201,070     X                           129,108    0    71,962
NOVARTIS AG SPONSORED  COMMON  66987V109  4,749,634   84,709     X                            53,180    0    31,529
PEPSICO INC            COMMON  713448108  4,021,878   62,018     X                            39,617    0    22,401
PROCTER & GAMBLE COMP  COMMON  742718109  4,384,962   71,661     X                            47,605    0    24,056
SYSCO CORP COM         COMMON  871829107  3,165,358   95,949     X                            63,069    0    32,880
TARGET CORP COM        COMMON  87612E106  2,564,780   40,327     X                            26,220    0    14,107
UNITED PARCEL SVC INC  COMMON  911312106  2,578,360   35,320     X                            23,187    0    12,133
WAL MART STORES INC    COMMON  931142103  2,450,557   50,937     X                            33,842    0    17,095
WALGREEN COMPANY       COMMON  931422109    213,651    4,907     X                             4,907    0         0
WELLS FARGO & CO COM   COMMON  949746101  3,233,213   91,931     X                            61,689    0    30,242